INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
U.S. federal tax benefit at statutory rate	$ (6,819,615)	$ (2,068,792)
State income tax benefit, net of federal benefit	(641,368)	(194,565)
Stock compensation	171,269	57,611
Other nondeductible, including IPR and D expense	5,032,981	576
Change in state tax rate	1,768,013	0
Federal and state net operating loss adjustments	745,439	1,605,223
Other, including effect of tax rate brackets	(73)	(56,640)
Change in valuation allowance	(486,396)	656,587
Change in realizability of IPR and D	229,750	0
Income-tax expense (benefit)	$ 0	$ 0